CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,777	$ 25,643	$ 28,751	$ 16,374
Bank deposits in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,500
Cash in banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,277	$ 25,643